File Nos. 333-138322
811-21974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 23
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2022 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, certifies that it meets the requirements for effectiveness of the Registrations Statement pursuant to Rule 485(b) under the Securities act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 1st day of April, 2022.
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	Horace Mann Life Insurance Company
(Depositor)
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
By:	/s/ DONALD M. CARLEY
Donald M. Carley, Director, General Counsel, Corporate Secretary & Chief Compliance Officer
For the Registrant

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President & Chief Executive Officer
For the Depositor

SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 1, 2022
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 1, 2022
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 1, 2022
Donald M. Carley
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 1, 2022
Michael B. Weckenbrock